Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 51,127	$ 38,608	$ 37,742	$ 34,728	$ 26,846	$ 23,938	$ 17,374	$ 10,244	$ 162,205	$ 78,402	$ 62,521
Operating loss	7,891	(2,555)	(4,734)	(26,173)	(14,091)	(16,244)	(19,204)	(51,192)	(25,572)	(100,731)	(491,609)
Net loss	$ (1,068)	$ (10,674)	$ (13,418)	$ (34,564)	$ (20,557)	$ (21,273)	$ (24,748)	$ (58,260)	$ (59,726)	$ (124,835)	$ (510,789)
Basic loss per share	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.29)	$ (0.30)	$ (0.48)	$ (1.96)	$ (0.83)	$ (2.22)	$ (23.86)
Diluted loss per share	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.29)	$ (0.30)	$ (0.48)	$ (1.96)	$ (0.83)	$ (2.22)	$ (23.86)
Basic weighted average common shares outstanding	71,702	71,936	71,804	71,735	71,672	71,575	51,305	29,794	71,794	56,174	21,410
Diluted weighted average common shares outstanding	71,702	71,936	71,804	71,735	71,672	71,575	51,305	29,794	71,794	56,174	21,410